Subsequent events (Details) - Oil And Gas Producing Activities [member] - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Oil Products [member]
IfrsStatementLineItems [Line Items]
Unproved oil and gas properties	$ 4,282	$ 4,570	$ 17,550
Proved oil and gas properties	83,235	80,695	61,997
Support Equipment	70,468	68,766	73,961
Gross Capitalized costs	157,986	154,032	153,508
Depreciation, depletion and amortization	(53,606)	(52,355)	(43,696)
Net capitalized costs	104,380	101,677	109,812
Oil Products [member] | Brazil [Member]
IfrsStatementLineItems [Line Items]
Unproved oil and gas properties	4,227	4,455	17,438
Proved oil and gas properties	83,030	80,523	61,857
Support Equipment	69,735	67,988	73,199
Gross Capitalized costs	156,993	152,967	152,494
Depreciation, depletion and amortization	(52,836)	(51,621)	(43,008)
Net capitalized costs	104,156	101,345	109,486
Oil Products [member] | South America [Member]
IfrsStatementLineItems [Line Items]
Unproved oil and gas properties	55	115	112
Proved oil and gas properties	205	172	140
Support Equipment	732	777	761
Gross Capitalized costs	992	1,064	1,013
Depreciation, depletion and amortization	(769)	(733)	(687)
Net capitalized costs	223	331	326
Oil Products [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Unproved oil and gas properties	55	115	112
Proved oil and gas properties	205	172	140
Support Equipment	733	778	762
Gross Capitalized costs	993	1,065	1,014
Depreciation, depletion and amortization	(770)	(734)	(688)
Net capitalized costs	223	331	326
Oil Products [member] | Gaspetro [member] [Default Label]
IfrsStatementLineItems [Line Items]
Support Equipment	1	1	1
Gross Capitalized costs	1	1	1
Depreciation, depletion and amortization	(1)	(1)	(1)
Equity Portfolio Amount
IfrsStatementLineItems [Line Items]
Proved oil and gas properties	762	832	792
Gross Capitalized costs	762	832	792
Depreciation, depletion and amortization	(224)	(296)	(316)
Net capitalized costs	$ 538	$ 536	$ 476